Insurance Contract Liabilities and Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Disclosure of insurance contract liabilities
The following tables show the total assets supporting liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2019	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$22,533	$2,899	$8,372	$4,941	$4,754	$43,499
Individual non-participating life and health	21,301	1,418	14,145	1,790	9,353	48,007
Group life and health	6,858	72	9,301	—	2,897	19,128
Individual annuities	11,711	48	6,065	—	793	18,617
Group annuities	7,323	37	7,261	—	697	15,318
Equity and other	11,880	313	3,078	575	19,814	35,660
Total assets	$81,606	$4,787	$48,222	$7,306	$38,308	$180,229

As at December 31, 2018	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$19,624	$2,557	$7,978	$4,736	$4,397	$39,292
Individual non-participating life and health	18,720	1,303	14,398	1,638	9,058	45,117
Group life and health	6,271	70	9,217	—	2,882	18,440
Individual annuities	11,918	49	5,769	—	959	18,695
Group annuities	6,448	35	6,298	—	822	13,603
Equity and other	11,462	620	3,162	783	17,591	33,618
Total assets	$74,443	$4,634	$46,822	$7,157	$35,709	$168,765

Changes in Insurance contract liabilities and Reinsurance assets are as follows:

For the years ended December 31,	2019			2018
Insurance contract liabilities		Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances, before Other policy liabilities and assets as at January 1,	$114,902	$3,653	$111,249	$111,091	$3,503	$107,588
Change in balances on in-force policies	7,632	268	7,364	(3,094)	(129)	(2,965)
Balances arising from new policies	4,098	136	3,962	3,780	128	3,652
Method and assumption changes	(363)	(376)	13	(374)	(96)	(278)
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	11,367	28	11,339	312	(97)	409
Other(1)	(123)	(123)	—	—	—	—
Foreign exchange rate movements	(2,252)	(163)	(2,089)	3,499	247	3,252
Balances before Other policy liabilities and assets	123,894	3,395	120,499	114,902	3,653	111,249
Other policy liabilities and assets	7,290	629	6,661	7,021	488	6,533
Total Insurance contract liabilities and Reinsurance assets, December 31	$131,184	$4,024	$127,160	$121,923	$4,141	$117,782

(1)	Termination of reinsurance contracts.
Insurance contract liabilities consist of the following:

As at December 31, 2019	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$23,526	$5,611	$8,497	$987	$38,621
Individual non-participating life and health	13,527	13,832	12,188	386	39,933
Group life and health	10,493	5,541	39	14	16,087
Individual annuities	9,529	24	(17)	5,335	14,871
Group annuities	14,276	7	99	—	14,382
Insurance contract liabilities before other policy liabilities	71,351	25,015	20,806	6,722	123,894
Add: Other policy liabilities(2)	2,959	1,724	2,401	206	7,290
Total insurance contract liabilities	$74,310	$26,739	$23,207	$6,928	$131,184

(1) Primarily business from the UK and run-off reinsurance operations. Includes UK business of $893 for Individual participating life, $238 for Individual non-participating life and health, $5,107 for Individual annuities, and $156 for Other policy liabilities.
(2) Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2018	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$21,095	$5,785	$6,651	$1,076	$34,607
Individual non-participating life and health	11,435	13,239	12,463	391	37,528
Group life and health	9,591	5,674	32	—	15,297
Individual annuities	9,267	25	(44)	5,608	14,856
Group annuities	12,461	6	147	—	12,614
Insurance contract liabilities before other policy liabilities	63,849	24,729	19,249	7,075	114,902
Add: Other policy liabilities(2)	3,049	1,457	2,276	239	7,021
Total insurance contract liabilities	$66,898	$26,186	$21,525	$7,314	$121,923

(1)
Primarily business from the UK and run-off reinsurance operations. Includes UK business of $980 for Individual participating life, $240 for Individual non-participating life and health, $5,214 for Individual annuities, and $170 for Other policy liabilities.

(2)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

Schedule of impacts of method and changes in assumptions on insurance contract liabilities
Impacts of method and assumption changes on Insurance contract liabilities, net of Reinsurance assets, are as follows:

For the year ended December 31, 2019	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(347)	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK in Corporate and in Group Retirement Services in Canada.
Lapse and other policyholder behaviour	102	Updates to lapse and policyholder behaviour in all jurisdictions. The largest item was an unfavourable lapse update in International in Asia.
Expenses	6	Updates to reflect expense experience in all jurisdictions.
Investment returns	6	Updates to various investment-related assumptions across the Company, partially offset by updates to promulgated ultimate reinvestment rates.
Model enhancements and other	246
Various enhancements and methodology changes across all jurisdictions. The largest item was an unfavourable strengthening of reinsurance provisions in In-force Management in the U.S., partially offset by a favourable change to participating accounts in the UK in Corporate and the Philippines in Asia.

Total impact of method and assumption changes	$13

For the year ended December 31, 2018	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(337)
Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality in International in Asia, Group Retirement Services in Canada and the UK in Corporate.

Lapse and other policyholder behaviour	563	Updates to lapse and other policyholder behaviour in all jurisdictions. The largest items, which all had unfavourable impacts, were updated lapse assumptions in the U.S. and International in Asia.
Expenses	6	Updates to reflect expense experience in all jurisdictions including updates to Canada participating life insurance accounts.
Investment returns	(331)	Updates to various investment-related assumptions across the Company including updates to Canada participating life insurance accounts.
Model enhancements and other	(179)
Various enhancements and methodology changes across all jurisdictions. The largest items were a favourable change to the participating provisions for adverse deviation in Canada and the U.S., partially offset by a change in reinsurance provisions in the U.S.

Total impact of method and assumption changes	$(278)

Schedule of investment contract liabilities
Investment contract liabilities consist of the following:

As at December 31, 2019	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$5	$5
Individual non-participating life and health	—	258	2	260
Individual annuities	2,612	—	39	2,651
Group annuities	—	200	—	200
Total investment contract liabilities	$2,612	$458	$46	$3,116

For the year ended December 31, 2019, Investment contract liabilities of $3,116 are comprised of investment contracts with DPF of $502, investment contracts without DPF measured at amortized cost of $2,612, and for investment contracts without DPF measured at fair value of $2.

As at December 31, 2018	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$6	$6
Individual non-participating life and health	—	254	3	257
Individual annuities	2,646	—	43	2,689
Group annuities	—	212	—	212
Total investment contract liabilities	$2,646	$466	$52	$3,164

For the year ended December 31, 2018, Investment contract liabilities of $3,164 are comprised of investment contracts with DPF of $515, investment contracts without DPF measured at amortized cost of $2,646, and investment contracts without DPF measured at fair value of $3.

Schedule of reconciliation of changes in investment contract liabilities
Changes in investment contract liabilities without DPF are as follows:

For the years ended December 31,	2019		2018
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$3	$2,646	$3	$2,517
Deposits	—	360	—	483
Interest	—	57	—	53
Withdrawals	—	(464)	—	(420)
Fees	—	(6)	—	(8)
Other	—	20	—	21
Foreign exchange rate movements	(1)	(1)	—	—
Balance as at December 31	$2	$2,612	$3	$2,646

Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2019	2018
Balance as at January 1	$515	$562
Change in liabilities on in-force	2	(84)
Changes in assumptions or methodology	6	—
Foreign exchange rate movements	(21)	37
Balance as at December 31	$502	$515

Disclosure of claims and benefits paid
Gross claims and benefits paid consist of the following:

For the years ended December 31,	2019	2018
Maturities and surrenders	$2,956	$2,609
Annuity payments	1,909	1,876
Death and disability benefits	4,246	3,948
Health benefits	7,222	6,421
Policyholder dividends and interest on claims and deposits	1,088	1,132
Total gross claims and benefits paid	$17,421	$15,986